Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	$ 51,450	$ 57,230
Financial liabilities	54,413	25,619
Financial liabilities	105,863	82,849
Trade payables	19,069	21,456
Other current liabilities	10,219	13,179
Total financial liabilities	135,151	117,484
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	8,502	7,872
Financial liabilities	5,289	5,088
Financial liabilities	13,790	12,960
Trade payables	19,069	21,456
Other current liabilities	10,219	13,179
Total financial liabilities	43,078	47,595
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	28,369	26,412
Financial liabilities	21,862	19,947
Financial liabilities	50,230	46,359
Trade payables	0
Other current liabilities	0
Total financial liabilities	50,230
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	14,579	22,946
Financial liabilities	27,263	584
Financial liabilities	41,842	$ 23,530
Trade payables	0
Other current liabilities	0
Total financial liabilities	$ 41,842